Investments Accounted for by the Equity Method - Schedule of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 05, 2022	Jul. 04, 2022
Schedule of Equity Method Investments
Equity method investment	$ 654	$ 623
Income from equity investments	$ 13	(261)
Petrogas Energy Corporation
Schedule of Equity Method Investments
Additional ownership interest acquired (as a percent)			25.97%
Petrogas Terminals Penn LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)			50.00%	37.00%
Strathcona Storage LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)			40.00%	30.00%
United States | Constitution Pipeline, LLC (Constitution)
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 0	0
Income from equity investments	$ 3	0
United States | Eaton Rapids Gas Storage System
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 28	27
Income from equity investments	$ 3	2
United States | Mountain Valley Pipeline, LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 478	447
Income from equity investments	$ 0	(271)
United States | Petrogas Terminals Penn LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 1	1
Income from equity investments	$ 0	0
Canada | Sarnia Airport Storage Pool LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 17	17
Income from equity investments	1	1
Canada | Strathcona Storage LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)			40.00%	30.00%
Equity method investment	130	131
Income from equity investments	$ 6	$ 7